Note 7 - Long-term investment	12 Months Ended
Dec. 31, 2024
Notes
Note 7 - Long-term investment

Note 7 – Long-term investment

The Company’s subsidiary, Qingdao Intelligent, signed a long-term investment agreement with Qingdao Hangtianhuineng Dynamical System Co., Ltd. (“Hangtianhuineng”) on March 29, 2021, under which it will invest RMB 1.5 million (approximately $0.2 million) for 4.56% share in Haitianhuineng. Qingdao Intelligent paid RMB 1.5 million (approximately $0.2 million) to Hangtianhuineng in March 2022 and became a shareholder of Haitianhuineng. The Company does not have significant influence over Hangtianhuineng. In accordance with ASU 2016-01, as readily determinable fair value is not available for Hangtianhuineng, the Company elected to use the measurement alternative to measure such investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2024 and 2023, the carrying amount of the Company’s equity investments in Hangtianhuineng was approximately $0.2 million, net of $nil in accumulated impairment and downward adjustments.